Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

Defiance Daily Target 2X Long Copper ETF (COPZ)

(the “Fund”)

listed on NYSE Arca, Inc.

March 13, 2026

Supplement to the

Summary Prospectus

dated February 13, 2026, and

Prospectus and

Statement of Additional Information (“SAI”),

each dated August 29, 2025

Effective March 23, 2026, the Fund’s name is changed in accordance with the following chart. Accordingly, all references to the Fund’s name in the Summary Prospectus, Prospectus and SAI are hereby amended and restated to reflect the Fund’s new name.

Current Name	New Name
Defiance Daily Target 2X Long Copper ETF	Defiance Daily Target 2XS Long Copper Miners ETF

Please retain this Supplement for future reference.